Note Borrowings (Federal funds purchased and repurchase Agreements) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 712,145	$ 1,171,657
Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.72%	0.61%
Repurchase liability	$ 712,145	$ 1,171,657
Obligations of U.S. Government sponsored entities | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.12%	0.41%
Repurchase liability	$ 267,074	$ 735,482
Obligations of U.S. Government sponsored entities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.07%	0.36%
Repurchase liability	$ 243,708	$ 289,545
Obligations of U.S. Government sponsored entities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.00%	0.34%
Repurchase liability	$ 0	$ 25,761
Obligations of U.S. Government sponsored entities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.60%	0.44%
Repurchase liability	$ 23,366	$ 420,176
Obligations of Puerto Rico, States and political subdivisions | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.00%	0.84%
Repurchase liability	$ 0	$ 28,596
Obligations of Puerto Rico, States and political subdivisions | Overnight | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.00%	0.85%
Repurchase liability	$ 0	$ 23,397
Obligations of Puerto Rico, States and political subdivisions | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.00%	0.77%
Repurchase liability	$ 0	$ 5,199
Mortgage Backed Securities | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	1.11%	1.20%
Repurchase liability	$ 421,901	$ 254,790
Mortgage Backed Securities | Overnight | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.00%	0.85%
Repurchase liability	$ 0	$ 4,850
Mortgage Backed Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.72%	0.43%
Repurchase liability	$ 124,878	$ 54,311
Mortgage Backed Securities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.75%	0.00%
Repurchase liability	$ 154,582	$ 0
Mortgage Backed Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	1.84%	1.42%
Repurchase liability	$ 142,441	$ 195,629
Collateralized Mortgage Obligations | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.54%	0.55%
Repurchase liability	$ 23,170	$ 143,319
Collateralized Mortgage Obligations | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.28%	0.34%
Repurchase liability	$ 10,298	$ 16,700
Collateralized Mortgage Obligations | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.75%	0.56%
Repurchase liability	$ 12,872	$ 55,338
Collateralized Mortgage Obligations | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.00%	0.60%
Repurchase liability	$ 0	$ 71,281
Other | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.00%	0.85%
Repurchase liability	$ 0	$ 9,470
Other | Overnight | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.00%	0.85%
Repurchase liability	$ 0	$ 1,353
Other | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability weighted average interest rate	0.00%	0.85%
Repurchase liability	$ 0	$ 8,117